Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	£ 126,101	£ 146,025
Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	16,290	34,580
Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	109,315	111,119
After more than 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	496	326
Trade and other payables
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	19,576	33,459
Trade and other payables | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	15,585	33,459
Trade and other payables | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	3,991
Lease liabilities
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	2,610	3,811
Lease liabilities | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	705	1,121
Lease liabilities | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	1,409	2,364
Lease liabilities | After more than 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	496	326
Convertible senior secured notes
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative financial liabilities	103,915	108,755
Convertible senior secured notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative financial liabilities	£ 103,915	£ 108,755